Temporary Equity and Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Temporary Equity and Stockholders' Deficiency

12. TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIENCY

Authorized Shares

On September 3, 2020, the Company filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock to 150,000,000.

Units

On September 2, 2020, the Company issued 3,706,805 Units upon the conversion of the New Convertible Notes. (See Note 9 – Convertible Debt Obligations).

During the three and nine months ended September 30, 2020, the Company sold 3,532,941 Units to accredited investors with a substantive pre-existing relationship with the Company for aggregate proceeds of $1,201,200 and issued an aggregate of 413,530 Units to accredited investors in exchange for subscriptions receivable in the aggregate amount of $140,600. All subscriptions receivable were collected in full during October 2020.

Series B Preferred Stock

On March 29, 2020, the Company’s Board of Directors as well as the holders of the Series B Convertible Preferred Stock approved an Amendment to the Certificate of Designation of the Series B Convertible Preferred Stock (the “Third Amendment”) which extends the period in which holders of the Series B Shares may voluntarily elect to convert such shares into shares of common stock of the Company to December 31, 2020. In addition, the Series B Amendment extends the date upon which the Company shall redeem all then-outstanding Series B Shares and all unpaid accrued and accumulated dividends to December 31, 2020.

On February 18, 2020, GGH repurchased 1,600 shares of the Series B Preferred Stock from a shareholder at $10 per share and paid accrued dividends of $2,451.

The Series B stockholders are entitled to cumulative cash dividends at an annual rate of 8% of the Series B liquidation value (equal to face value of $10 per share), as defined, payable when, as and if declared by the Board of Directors. Dividends earned by the Series B stockholders were $181,281 and $540,217 for the three and nine months ended September 30, 2020, respectively, and were $181,746 and $539,311 for the three and nine months ended September 30, 2019, respectively. Dividends payable of $82,772 are included in the current portion of other liabilities at September 30, 2020. Cumulative unpaid and undeclared dividends in arrears related to the Series B totaled $1,804,578 and $1,264,361 as of September 30, 2020 and December 31, 2019, respectively. (See Note 16 – Subsequent Events)

Accumulated Other Comprehensive Income

For three and nine months ended September 30, 2020, the Company recorded a gain (loss) of $(17,837) and $400,686, respectively, of foreign currency translation adjustments as accumulated other comprehensive income, and for the three and nine months ended September 30, 2019, the Company recorded a gain of $365,350 and $730,767, respectively, primarily related to fluctuations in the Argentine peso to United States dollar exchange rates (see Note 3 – Summary of Significant Accounting Policies, Highly Inflationary Status in Argentina).

Warrants

During the nine months ended September 30, 2020, the Company issued one-year warrants for the purchase of 7,653,276 shares of its common stock, together with shares of common stock, as part of the Units sold or issued upon the conversion of convertible debt during the period. (See Note 9, Convertible Debt Obligations). The warrants are exercisable at $0.34 per share.

A summary of warrants activity during the nine months ended September 30, 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2020	566,742	$2.11
Issued	7,653,276	0.34
Exercised	-	-
Cancelled	-	-
Expired	(158,791)	0.84
Outstanding, September 30, 2020	8,061,227	$0.43	0.9	$-

Exercisable, September 30, 2020	8,061,227	$0.43	0.9	$-

A summary of outstanding and exercisable warrants as of September 30, 2020 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$0.34	Common Stock	7,653,276	1.0	7,653,276
$2.00	Common Stock	281,660	0.9	281,660
$2.50	Common Stock	126,291	0.5	126,291
	Total	8,061,227		8,061,227

Stock Options

On September 28, 2020, the Company granted five-year options for the purchase of 1,535,000 shares of the Company’s common stock under the 2018 Plan, of which options for the purchase of 1,135,000 shares of the Company’s common stock were granted to certain employees of the Company, options for the purchase of 300,000 shares of the Company’s common stock were granted to certain members of the Board of Directors and options for the purchase of 100,000 shares of the Company’s common stock were granted to consultants. The options had an exercise price of $0.605 per share and vest 25% at the first anniversary of date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $263,642, which will be recognized ratably over the vesting period.

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. Assumptions used in applying the Black-Scholes option pricing model during the nine months ended September 30, 2020 are as follows:

	For the Nine Months Ended
	September 30,
	2020	2019

Risk free interest rate	0.16 - 0.26%	1.84 - 2.43%
Expected term (years)	3.6 - 5.0	3.6 - 5.0
Expected volatility	58.00%	52.00%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the stock options granted during the nine months ended September 30, 2020 was approximately $0.17 per share. The weighted average estimated fair value of the stock options granted during the nine months ended September 30, 2019 was approximately $0.13 per share.

During the three and nine months ended September 30, 2020, the Company recorded stock-based compensation expense of $56,413 and $262,670, respectively, and during the three and nine months ended September 30, 2019, the Company recorded stock-based compensation expense of $105,178 and $331,680, respectively related to the amortization of stock option grants, and which is reflected in general and administrative expenses in the accompanying condensed consolidated statements of operations. As of September 30, 2020, there was $862,823 of unrecognized stock-based compensation expense related to stock option grants that will be amortized over a weighted average period of 2.66 years.

A summary of GGH stock options activity during the nine months ended September 30, 2020 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2020	9,550,640	$0.78
Granted	1,535,000	0.61
Exercised	-	-
Expired	(1,287,625)	1.19
Forfeited	(588,429)	0.59
Outstanding, September 30, 2020	9,209,586	$0.70	3.3	$-

Exercisable, September 30, 2020	3,839,088	$0.95	2.5	$-

The following table presents information related to GGH stock options at September 30, 2020:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.385	3,539,890	3.6	997,474
$0.539	1,290,000	3.0	645,012
$0.605	1,535,000	-	-
$0.770	1,199,690	2.4	807,818
$1.100	945,006	2.1	688,784
$2.200	700,000	1.0	700,000
	9,209,586	2.5	3,839,088

Gaucho Group, Inc. Stock Options

As of September 30, 2020, options to purchase 2,280,000 shares of GGI common stock are outstanding under the 2018 Gaucho Plan.

16. TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIENCY

Authorized Shares

The Company is authorized to issue up to 80,000,000 shares of common stock, $0.01 par value per share. As of December 31, 2019 and 2018, there were 60,321,615 and 46,738,533 shares of common stock issued, and 60,271,082 and 46,688,000 shares outstanding, respectively.

The Company is authorized to issue up to 11,000,000 shares of preferred stock, $0.01 par value per share, of which 10,097,330 shares are designated as Series A convertible preferred stock, and 902,670 shares are designated as Series B convertible preferred stock. As of December 31, 2019, and 2018, respectively, there were 902,670 shares of Series B preferred stock outstanding. There were no shares of Series A preferred stock outstanding at December 31, 2019 or 2018, and no additional shares of Series A preferred stock are available to be issued.

Equity Incentive Plans

The Company’s 2008 Equity Incentive Plan, as amended (the “2008 Plan”), was approved by the Company’s Board and stockholders on August 25, 2008. The 2008 Plan provided for grants for the purchase of up to an aggregate 9,000,000 shares, including incentive and non-qualified stock options, restricted and unrestricted stock, loans and grants, and performance awards. As of December 31, 2019, there are 0 shares available for issuance under the 2008 Plan.

On July 11, 2016, the Board of Directors adopted the 2016 Stock Option Plan (the “2016 Plan”), which was approved by the Company’s shareholders on September 28, 2017. Under the 2016 Plan, 1,224,308 shares of common stock of the Company were authorized for issuance, with an automatic annual increase on January 1 of each year equal to 2.5% of the total number of shares of common stock outstanding on such date, on a fully diluted basis. During the year ended December 31, 2018, options for the exercise of 1,500,000 were granted under the 2016 plan, and as of December 31, 2019, there are 0 shares available for issuance under the 2016 Plan.

On July 27, 2018, the Board of Directors determined that no additional awards shall be granted under the Company’s 2008 Equity Incentive Plan, as amended (the “2008 Plan”) or the 2016 Stock Option Plan (the “2016 Plan”), and that no additional shares will be automatically reserved for issuance on each January 1 under the evergreen provision of the 2016 Plan.

On July 27, 2018, the Board of Directors adopted the 2018 Equity Incentive Plan (the “2018 Plan”), which was approved by the Company’s shareholders on September 28, 2018. The 2018 Plan provides for grants for the purchase of up to an aggregate of 1,500,000 shares, including incentive and non-qualified stock options, restricted and unrestricted stock, loans and grants, and performance awards. The number of shares available under the 2018 Plan will automatically increase on January 1 of each year by the amount equal to 2.5% of the total number of shares outstanding on such date, on a fully diluted basis. Further, any shares subject to an award issued under the 2018 Plan, the 2016 Plan or the 2008 Plan that are canceled, forfeited or expired shall be added to the total number of shares available under the 2018 Plan.

On July 8, 2019, the Board of Directors approved an increase in the number of shares available for awards under the 2018 Plan to 5,946,933, plus an increase every January 1 of each year by the amount equal to 2.5% of the total number of shares outstanding on such date, on a fully diluted basis. As of December 31, 2019, 7,043 shares remain available to be issued under the 2018 Plan.

Under the 2018 Plan, awards may be granted to employees, consultants, independent contractors, officers and directors or any affiliate of the Company as determined by the Board of Directors. The maximum term of any award granted under the 2018 shall be ten years from the date of grant, and the exercise price of any award shall not be less than the fair value of the Company’s stock on the date of grant, except that any incentive stock option granted under the 2018 Plan to a person owning more than 10% of the total combined voting power of the Company’s common stock must be exercisable at a price of no less than 110% of the fair market value per share on the date of grant.

On October 5, 2018, GGH, as the sole stockholder of GGI, and the Board of Directors of GGI approved the Gaucho 2018 Equity Incentive Plan (the “2018 Gaucho Plan”). The 2018 Gaucho Plan provides for grants for the purchase of up to an aggregate of 8,000,000 shares of GGI’s common stock, including incentive and non-qualified stock options, restricted stock, performance awards and other stock-based awards. On December 18, 2018, the Company granted options for the purchase of 6,495,000 shares of GGI’s common stock. On August 5, 2019, the Company granted options for the purchase of 100,000 shares of GGI’s common stock. As of December 31, 2019, there are 1,405,000 shares of GGI’s common stock available to be issued under the 2018 Gaucho Plan.

Series B Preferred Stock

On February 28, 2017, the Company filed a Certificate of Designation with the Secretary of State of the state of Delaware, designating 902,670 shares of the Company’s preferred stock as Series B Convertible Preferred Stock (“Series B”) at a par value of $0.01 per share.

The Series B shares were offered for sale to accredited investors pursuant to a private placement memorandum dated March 1, 2017. The offering ended on December 4, 2017. During the year ended December 31, 2018, the Company sold 775,931 shares of Series B at $10.00 per share for gross proceeds of $7,759,500 and issued 126,739 shares of Series B in connection with the conversion of certain convertible promissory notes (see Note 11 –Debt Obligations).

The Series B stockholders are entitled to cumulative cash dividends at an annual rate of 8% of the Series B liquidation value (equal to face value of $10 per share), as defined, payable when, as and if declared by the Board of Directors. Cumulative dividends earned by the Series B stockholders were $721,057 and $724,108 during the years ended December 31, 2019 and 2018, respectively. During 2018, the Company’s Board of Directors declared dividends in the amount of $474,719. During 2018, the Company issued 378,193 shares of common stock valued at $0.70 per share, or $264,272, in satisfaction of certain dividends payable and paid cash dividends of $127,502. Dividends payable of $85,945 are included in other current liabilities at December 31, 2019 and 2018. Cumulative unpaid dividends in arrears related to the Series B totaled $1,264,361 and $546,355 as of December 31, 2019 and 2018, respectively.

Each share of Series B stock is entitled the number of votes determined by dividing $10 by the fair market value of the Company’s common stock on the date that the Series B shares were issued, up to a maximum of ten votes per share of Series B stock. Each Series B share is convertible at the option of the holder into 10 shares of the Company’s common stock and is automatically converted into common stock upon the uplisting of the Company’s common stock to a national securities exchange. Pursuant to the amendment unanimously approved by the Board of Directors on March 29, 2020 and by the holders of a majority of the Series B stock on March 27, 2020, if the Series B has not automatically converted to common stock upon the uplisting of the Company’s common stock to a national exchange by December 31, 2020, the Company will redeem all then-outstanding Series B shares at a price equal to the liquidation value of $10 per share, plus all unpaid accrued and accumulated dividends. As a result of this redemption feature and the fact that the Series B shares contain a substantive conversion option, the Series B shares are classified as temporary equity.

Common Stock

During March 2018, the Company issued 116,284 shares of common stock at $0.70 per share to settle its 2017 obligation, (an aggregate of $81,399) representing the Company’s 401(k) matching contributions to the Company’s 401(k) profit-sharing plan.

During the year ended December 31, 2018, the Company sold 1,890,993 shares of common stock at $0.70 per share for aggregate proceeds of $1,323,695.

During the year ended December 31, 2018, the Company issued 378,193 shares of common stock in satisfaction of preferred stock dividends (see Series B Preferred Stock, above), and 1,285,517 shares of common stock in satisfaction of convertible debt obligations (see Note 11 – Debt Obligations).

On March 13, 2019, the Company issued 181,185 shares of common stock at $0.35 per share to employees for the year ended December 31, 2018 of the 401(k) profit sharing plan.

During the year ended December 31, 2019, the Company sold 13,173,428 shares of common stock at $0.35 per share for aggregate proceeds of $4,610,700.

Between April 1, 2019 and June 30, 2019, the Company issued 83,587 shares of its common stock upon the conversion of 2017 Notes (see Note 11 – Debt Obligations).

Between July 1, 2019 and August 30, 2019, the Company issued 144,882 shares of its common stock in satisfaction of debt obligations (see Note 11 – Debt Obligations).

Treasury Stock

On May 19, 2018, a former employee transferred 46,122 shares of the Company’s common stock to the Company, as payment of a $32,285 receivable from the former employee.

Accumulated Other Comprehensive Loss

For years ended December 31, 2019 and 2018, the Company recorded a gain of $710,386 and a loss of $(2,314,409), respectively, of foreign currency translation adjustments as accumulated other comprehensive loss, primarily related to fluctuations in the Argentine peso to United States dollar exchange rates (see Note 3 – Summary of Significant Accounting Policies, Highly Inflationary Status in Argentina).

Warrants

On July 23, 2019, pursuant to agreements with certain warrant holders, the Company canceled warrants for the purchase of 364,639 shares of common stock, with exercise prices between $2.00 and $2.50 per share, which includes warrants for the purchase of 151,383 shares of common stock held by the Company’s President and CEO.

A summary of warrant activity during the years ended December 31, 2019 and 2018 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2017	1,465,296	$2.15
Issued	-	-
Exercised	-	-
Cancelled	-	-
Expired	(235,666)	2.30
Outstanding, December 31, 2018	1,229,630	2.15
Issued	-	-
Exercised	-	-
Cancelled	(364,639)	2.12
Expired	(298,249)	2.26
Outstanding, December 31, 2019	566,742	$2.11	1.2	$-

Exercisable, December 31, 2019	566,742	$2.11	1.2	$-

A summary of outstanding and exercisable warrants as of December 31, 2019 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$2.00	Common Stock	440,451	1.2	440,451
$2.50	Common Stock	126,291	1.2	126,291
	Total	566,742		566,742

Stock Options

On February 12, 2018, the Company granted five-year options for the purchase of 1,330,000 shares of the Company’s common stock under the 2016 Plan, to certain employees of the Company. The options had an exercise price of $0.77 per share and vest 25% at the first anniversary of the date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $623,011, which will be recognized ratably over the vesting period.

On September 20, 2018, the Company granted five-year options for the purchase of 1,500,000 shares of the Company’s common stock under the 2018 Plan, of which options for the purchase of 1,350,000 shares of the Company’s common stock were granted to certain employees of the Company and options for the purchase of 150,000 shares of the Company’s common stock were granted to consultants. The options had an exercise price of $0.539 per share and vest 25% at the first anniversary of date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $253,023, which will be recognized ratably over the vesting period.

On January 31, 2019, the Company granted five-year options for the purchase of 1,350,000 shares of the Company’s common stock under the 2018 Plan, of which options for the purchase of 1,100,000 shares of the Company’s common stock were granted to certain employees of the Company, options for the purchase of 100,000 shares of the Company’s common stock were granted to certain members of the Board of Directors and options for the purchase of 150,000 shares of the Company’s common stock were granted to consultants. The options had an exercise price of $0.385 per share and vest 25% at the first anniversary of date of grant, with the remaining shares vesting ratably on a quarterly basis over the following three years. The options had an aggregate grant date fair value of $200,092, which will be recognized ratably over the vesting period.

Pursuant to agreements with certain option holders, on May 13, 2019, the Company canceled options for the purchase of 3,139,890 shares of common stock, which had been granted under the Company’s 2008 Equity Incentive Plan and were exercisable at prices between $2.20 and $2.48 per share, including options for the purchase of 2,109,890 shares of common stock held by the Company’s President & CEO, options for the purchase of 150,000 shares of common stock held by the Company’s CFO, and options for the purchase of 150,000 shares of common stock held by a member of the Company’s board of directors.

On July 8, 2019, the Company granted options for the purchase of 3,139,890 shares of common stock at an exercise price of $0.385 per share to certain employees and consultants under the 2018 Stock Option Plan, which includes options for the purchase of 2,209,890 common shares granted to the Company’s President and CEO, options for the purchase of 155,000 common shares granted to the Company’s CFO, and options for the purchase of 150,000 shares granted to a member of the Company’s board of directors. The options vest 25% on the first anniversary of the date of grant with the remainder vesting quarterly over the next three years. The options had an aggregate grant date fair value of $398,199, which will be recognized ratably over the vesting period.

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. The weighted average grant date fair value per share of options granted by GGH during the years ended December 31, 2019 and 2018 was $0.10 and $0.32, respectively. Assumptions used in applying the Black-Scholes option pricing model during years ended December 31, 2019 and 2018, respectively, are as follows:

	For the Years Ended
	December 31,
	2019	2018
Risk free interest rate	1.84 - 2.43%	2.56 - 2.96%
Expected term (years)	3.6 - 5.0	3.6-5.0
Expected volatility	51.0 - 52.0%	43.5%
Expected dividends	0.00%	0.00%

Until September 23, 2016, there was no public trading market for the shares of GGH common stock underlying the Company’s 2001 Plan and 2008 Plan and 2016 Plan. Accordingly, the fair value of the GGH common stock was estimated by management based on observations of the cash sales prices of GGH equity securities. Forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The expected term of options granted to consultants represents the contractual term, whereas the expected term of options granted to employees and directors was estimated based upon the “simplified” method for “plain-vanilla” options. Given that the Company’s shares were not publicly traded, the Company developed an expected volatility based on a review of the historical volatilities, over a period of time equivalent to the expected term of the options, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the options. The Company records forfeitures related to options as they occur.

During the years ended December 31, 2019 and 2018, the Company recorded stock-based compensation expense of $432,187 and $716,249, respectively, related to stock option grants, which is reflected as general and administrative expenses (classified in the same manner as the grantees’ wage compensation) in the consolidated statements of operations. As of December 31, 2019, there was $1,143,412 of unrecognized stock-based compensation expense related to stock option grants that will be amortized over a weighted average period of 2.69 years.

A summary of GGH stock options activity during the years ended December 31, 2019 and 2018 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2018	9,234,265	$2.18
Granted	2,830,000	0.65
Exercised	-	-
Expired	(2,505,000)	2.49
Forfeited	(60,000)	1.62
Outstanding, December 31, 2018	9,499,265	1.65
Granted	4,489,890	0.39
Exercised	-	-
Expired	(992,375)	2.38
Forfeited	(3,446,140)	2.20
Outstanding, December 31, 2019	9,550,640	$0.78	3.5	$-

Exercisable, December 31, 2019	2,827,029	$1.43	2.4	$-

The following table presents information related to GGH stock options as of December 31, 2019:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.39	4,439,890	-	-
$0.54	1,500,000	3.7	468,753
$0.77	1,320,000	3.1	577,506
$1.10	1,038,750	2.9	528,770
$2.20	1,242,000	1.4	1,242,000
$3.30	10,000	0.4	10,000
	9,550,640	2.4	2,827,029

Gaucho Group, Inc. Stock Options

During 2018, GGI granted options for the purchase of 6,495,000 shares of common stock of GGI (“2018 GGI Options”) at an exercise price of $0.14 to certain employees under GGI’s 2018 Stock Option Plan. The 2018 GGI options vest 25% on the first anniversary of the date of grant with the remainder vesting quarterly over the next three years. The GGI Options had a grant date value of $197,768, calculated using the Black Scholes option price model with the valuation assumptions used: risk free interest rate – 2.65%, expected term – 3.75 years, expected volatility – 32%, expected dividends – 0%.

On August 5, 2019, GGI granted options for the purchase of 100,000 shares of common stock of GGI (“2019 GGI Options”) at an exercise price of $0.55 per share to an advisor under GGI’s 2018 Stock Option Plan. The GGI options vest 25% on the first anniversary of the date of grant with the remainder vesting quarterly over the next three years. The GGI Options had a grant date value of $6,280, calculated using the Black Scholes option price model with the valuation assumptions used: risk free interest rate – 1.81%, expected term – 3.75 years, expected volatility – 32%, expected dividends – 0%.

As of December 31, 2019, there are options for the purchase of 6,595,000 shares of GGI common stock outstanding under the 2018 Gaucho Plan, with a weighted average remaining term of 4.0 years.